1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Net Loss - Basic and Diluted	$ (86,110)	$ (299,285)	$ (614,871)	$ (351,390)
Basic Weighted Average Shares Outstanding	12,832,389	10,261,269	11,486,079	9,826,151
Potentially Dilutive Securities	0	0	0	0
Diluted Weighted Average Shares Outstanding	12,832,389	10,261,269	11,486,079	9,826,151
Loss Per Share
Basic	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.04)
Diluted	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.04)